Other financial assets - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Financing receivables held for operating and non operating purpose | US Dollars
Other financial assets
Other financial assets	€ 3,351	€ 2,503
Financing receivables held for operating and non operating purpose | Euro
Other financial assets
Other financial assets	855	630
Financing receivables held for operating purposes | beyond 5 years
Other financial assets
Other financial assets	214	149
Financing receivables held for operating purposes | Exploration & Production
Other financial assets
Other financial assets	994
Financing receivables held for operating purposes | Exploration & Production | Coral FLNG SA
Other financial assets
Other financial assets	522	453
Financing receivables held for non operating purpose
Other financial assets
Restricted deposits in escrow to guarantee transactions on derivative contracts	937	712
Financing receivables held for non operating purpose | Exploration & Production | Mozambique Rovuma Venture SpA
Other financial assets
Other financial assets	1,769	1,339
Financing receivables held for non operating purpose | Global Gas & LNG Portfolio
Other financial assets
Restricted deposits in escrow to guarantee transactions on derivative contracts	907	677
Securities held for operating purposes
Other financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities	11	€ 19
Non-current financing receivables held for operating purposes
Other financial assets
Fair value	€ 1,044